UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-01570
Van Kampen Comstock Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 12/31
Date of reporting period: 9/30/09

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Comstock Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 97.1%
Aerospace & Defense 0.4%
Honeywell International, Inc.	891,000	$33,100,650

Aluminum 1.3%
Alcoa, Inc.	8,441,900	110,757,728

Asset Management & Custody Banks 1.9%
Bank of New York Mellon Corp.	5,545,728	160,770,655

Broadcasting & Cable TV 5.1%
Comcast Corp., Class A	19,334,110	326,553,118
Liberty Media Corp. — Entertainment, Class A (a)	3,239,040	100,766,534

		427,319,652

Broadcasting — Diversified 1.1%
Time Warner Cable, Inc.	2,184,740	94,140,447

Communications Equipment 1.4%
Cisco Systems, Inc. (a)	4,820,100	113,465,154

Computer Hardware 4.2%
Dell, Inc. (a)	11,471,318	175,052,313
Hewlett-Packard Co.	2,052,400	96,893,804
IBM Corp.	662,300	79,217,703

		351,163,820

Data Processing & Outsourced Services 0.3%
Western Union Co.	1,410,500	26,686,660

Department Stores 1.8%
J.C. Penney Co., Inc.	2,147,600	72,481,500
Macy’s, Inc.	4,267,656	78,055,428

		150,536,928

Diversified Banks 1.5%
U.S. Bancorp	2,315,400	50,614,644

Van Kampen Comstock Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Diversified Banks (continued)
Wells Fargo & Co.	2,585,500	$72,859,390

		123,474,034

Diversified Chemicals 0.9%
Du Pont (E.I.) de Nemours & Co.	2,419,166	77,751,995

Drug Retail 1.2%
CVS Caremark Corp.	2,818,600	100,736,764

Electrical Components & Equipment 0.5%
Emerson Electric Co.	1,105,600	44,312,448

Electronic Equipment Manufacturers 0.2%
Cognex Corp.	1,223,187	20,035,803

Electronic Manufacturing Services 0.3%
Flextronics International Ltd. (Singapore) (a)	2,928,717	21,848,229

General Merchandise Stores 0.4%
Target Corp.	730,600	34,104,408

Health Care Distributors 1.3%
Cardinal Health, Inc.	4,163,600	111,584,480

Health Care Equipment 1.1%
Boston Scientific Corp. (a)	8,829,500	93,504,405

Home Improvement Retail 1.6%
Home Depot, Inc.	2,679,200	71,373,888
Lowe’s Cos., Inc.	3,028,900	63,425,166

		134,799,054

Household Products 0.4%
Procter & Gamble Co.	537,000	31,103,040

Hypermarkets & Super Centers 2.1%
Wal-Mart Stores, Inc.	3,518,900	172,742,801

Van Kampen Comstock Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Industrial Conglomerates 1.3%
General Electric Co.	6,420,200	$105,419,684

Industrial Machinery 0.4%
Ingersoll-Rand PLC (Ireland)	1,042,900	31,985,743

Integrated Oil & Gas 4.4%
BP PLC — ADR (United Kingdom)	1,137,000	60,522,510
Chevron Corp.	1,707,500	120,259,225
ConocoPhillips	1,296,000	58,527,360
Royal Dutch Shell PLC — ADR (United Kingdom)	1,071,000	61,250,490
Total SA — ADR (France)	1,173,900	69,565,314

		370,124,899

Integrated Telecommunication Services 4.1%
AT&T, Inc.	4,969,150	134,216,742
Verizon Communications, Inc.	6,784,200	205,357,734

		339,574,476

Internet Software & Services 3.7%
eBay, Inc. (a)	11,309,600	267,019,656
Yahoo!, Inc. (a)	2,192,900	39,055,549

		306,075,205

Investment Banking & Brokerage 0.8%
Goldman Sachs Group, Inc.	360,200	66,402,870

IT Consulting & Other Services 0.5%
Accenture PLC, Class A (Ireland)	1,092,700	40,724,929

Life & Health Insurance 2.5%
Aflac, Inc.	797,500	34,085,150
MetLife, Inc.	2,699,200	102,758,544
Torchmark Corp.	1,714,547	74,462,776

		211,306,470

Managed Health Care 1.0%
UnitedHealth Group, Inc.	1,586,000	39,713,440

Van Kampen Comstock Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Managed Health Care (continued)
WellPoint, Inc. (a)	979,400	$46,384,384

		86,097,824

Movies & Entertainment 8.0%
News Corp., Class B	9,299,300	130,097,207
Time Warner, Inc.	6,178,400	177,814,352
Viacom, Inc., Class B (a)	12,964,850	363,534,394

		671,445,953

Oil & Gas Equipment & Services 1.6%
Halliburton Co.	4,872,100	132,131,352

Other Diversified Financial Services 4.6%
Bank of America Corp.	7,765,765	131,396,744
JPMorgan Chase & Co.	5,831,300	255,527,566

		386,924,310

Packaged Foods & Meats 5.2%
Cadbury PLC — ADR (United Kingdom)	1,934,624	99,384,537
Kraft Foods, Inc., Class A	7,032,043	184,731,769
Unilever NV (Netherlands)	5,136,400	148,236,504

		432,352,810

Paper Products 3.2%
International Paper Co.	11,844,836	263,310,704

Pharmaceuticals 11.3%
Abbott Laboratories	1,096,400	54,238,908
Bristol-Myers Squibb Co.	9,423,600	212,219,472
Eli Lilly & Co.	2,476,700	81,805,401
GlaxoSmithKline PLC — ADR (United Kingdom)	911,500	36,013,365
Pfizer, Inc.	9,528,900	157,703,295
Roche Holdings AG — ADR (Switzerland)	1,461,516	58,980,355
Schering-Plough Corp.	7,576,700	214,041,775
Wyeth	2,637,000	128,105,460

		943,108,031

Van Kampen Comstock Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Property & Casualty Insurance 8.1%
Berkshire Hathaway, Inc., Class A (a)	685	$69,185,000
Berkshire Hathaway, Inc., Class B (a)	1,070	3,555,610
Chubb Corp.	8,112,440	408,948,100
Travelers Cos., Inc.	3,996,600	196,752,618

		678,441,328

Regional Banks 1.0%
PNC Financial Services Group, Inc.	1,770,200	86,014,018

Semiconductor Equipment 1.0%
KLA-Tencor Corp.	2,282,200	81,839,692

Semiconductors 1.3%
Intel Corp.	5,530,092	108,223,901

Soft Drinks 2.1%
Coca-Cola Co.	2,254,200	121,050,540
Dr. Pepper Snapple Group, Inc. (a)	1,908,944	54,882,140

		175,932,680

Systems Software 0.3%
Microsoft Corp.	1,080,100	27,963,789

Tobacco 1.7%
Altria Group, Inc.	3,322,400	59,171,944
Philip Morris International, Inc.	1,716,000	83,637,840

		142,809,784

Total Long-Term Investments 97.1%
(Cost $8,798,436,511)		8,122,149,607

Repurchase Agreements 3.3%
Banc of America Securities ($66,411,035 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.04%, dated 09/30/09, to be sold on 10/01/09 at $66,411,108)		66,411,035

Van Kampen Comstock Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
JPMorgan Chase & Co. ($200,241,514 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 09/30/09, to be sold on 10/01/09 at $200,241,792)	$200,241,514
State Street Bank & Trust Co. ($11,170,451 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 09/30/09, to be sold on 10/01/09 at $11,170,454)	11,170,451

Total Repurchase Agreements 3.3%
(Cost $277,823,000)	277,823,000

Total Investments 100.4%
(Cost $9,076,259,511)	8,399,972,607

Liabilities in Excess of Other Assets (0.4%)	(30,747,452)

Net Assets 100.0%	$8,369,225,155

Percentages are calculated as a percentage of net assets.
(a)	Non-income producing security.
ADR — American Depositary Receipt
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Fixed income investments are valued by an independent pricing service using the mean of the last reported bid and asked prices. Unlisted and listed securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Van Kampen Comstock Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosure (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical investments
Level 2	—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value.

Van Kampen Comstock Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3

		Other
		Significant	Significant
		Observable	Unobservable
Investment	Quoted Prices	Inputs	Inputs	Total

Investments in an Asset Position
Common Stocks
Aerospace & Defense	$33,100,650	$—	$—	$33,100,650
Aluminum	110,757,728	—	—	110,757,728
Asset Management & Custody Banks	160,770,655	—	—	160,770,655
Broadcasting & Cable TV	427,319,652	—	—	427,319,652
Broadcasting — Diversified	94,140,447	—	—	94,140,447
Communications Equipment	113,465,154	—	—	113,465,154
Computer Hardware	351,163,820	—	—	351,163,820
Data Processing & Outsourced Services	26,686,660	—	—	26,686,660
Department Stores	150,536,928	—	—	150,536,928
Diversified Banks	123,474,034	—	—	123,474,034
Diversified Chemicals	77,751,995	—	—	77,751,995
Drug Retail	100,736,764	—	—	100,736,764
Electrical Components & Equipment	44,312,448	—	—	44,312,448
Electronic Equipment Manufacturers	20,035,803	—	—	20,035,803
Electronic Manufacturing Services	21,848,229	—	—	21,848,229

Van Kampen Comstock Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3

		Other
		Significant	Significant
		Observable	Unobservable
Investment	Quoted Prices	Inputs	Inputs	Total

General Merchandise Stores	$34,104,408	$—	$—	$34,104,408
Health Care Distributors	111,584,480	—	—	111,584,480
Health Care Equipment	93,504,405	—	—	93,504,405
Home Improvement Retail	134,799,054	—	—	134,799,054
Household Products	31,103,040	—	—	31,103,040
Hypermarkets & Super Centers	172,742,801	—	—	172,742,801
Industrial Conglomerates	105,419,684	—	—	105,419,684
Industrial Machinery	31,985,743	—	—	31,985,743
Integrated Oil & Gas	370,124,899	—	—	370,124,899
Integrated Telecommunication Services	339,574,476	—	—	339,574,476
Internet Software & Services	306,075,205	—	—	306,075,205
Investment Banking & Brokerage	66,402,870	—	—	66,402,870
IT Consulting & Other Services	40,724,929	—	—	40,724,929
Life & Health Insurance	211,306,470	—	—	211,306,470
Managed Health Care	86,097,824	—	—	86,097,824
Movies & Entertainment	671,445,953	—	—	671,445,953
Oil & Gas Equipment & Services	132,131,352	—	—	132,131,352
Other Diversified Financial Services	386,924,310	—	—	386,924,310
Packaged Foods & Meats	332,968,273	99,384,537	—	432,352,810

Van Kampen Comstock Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3

		Other
		Significant	Significant
		Observable	Unobservable
Investment	Quoted Prices	Inputs	Inputs	Total

Paper Products	$263,310,704	$—	$—	$263,310,704
Pharmaceuticals	884,127,676	58,980,355	—	943,108,031
Property & Casualty Insurance	678,441,328	—	—	678,441,328
Regional Banks	86,014,018	—	—	86,014,018
Semiconductor Equipment	81,839,692	—	—	81,839,692
Semiconductors	108,223,901	—	—	108,223,901
Soft Drinks	175,932,680	—	—	175,932,680
Systems Software	27,963,789	—	—	27,963,789
Tobacco	142,809,784	—		142,809,784
Repurchase Agreements		277,823,000	—	277,823,000

Total Investments in an Asset Position	$7,963,784,715	$436,187,892	$—	$8,399,972,607

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Comstock Fund

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	November 19, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	November 19, 2009

By: Name:	/s/ Stuart N. Schuldt Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	November 19, 2009